Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs

	March 31,
	2023	2022
Cost:
Product and distribution rights	$85,859	$127,766
Intangible assets acquired in business combination	63,800	—
	$149,659	$127,766
Accumulated amortization:
Product and distribution rights	82,148	80,432
Intangible assets acquired in business combination	3,927	—
	86,075	80,432
	$63,584	$47,334